Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of exploration and evaluation asset [text block]
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2017)	7,537,577	1	7,537,578
Additions	1,622,374	-	1,622,374
Closing balance - (December 31, 2018)	9,159,951	1	9,159,952
Deferred exploration costs:
Opening balance - (December 31, 2017)	37,266,620	-	37,266,620
Costs incurred during the period
Drilling and related costs	993,311	-	993,311
Professional/technical fees	59,038	-	59,038
Claim maintenance/lease costs	145,524	-	145,524
Geochemical, metallurgy	742,157	-	742,157
Technical studies	4,510,034	-	4,510,034
Travel and accommodation	457,968	-	457,968
Geology, geophysics and exploration	568,476	-	568,476
Supplies and misc.	168,725	-	168,725
Environmental	161,671	-	161,671
Value-added tax (Note 4)	444,994	-	444,994
Total deferred exploration costs during the period	8,251,898	-	8,251,898
Closing balance - (December 31, 2018)	45,518,518	-	45,518,518
Total exploration and evaluation assets	54,678,469	1	54,678,470
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2016)	4,780,570	1	4,780,571
Additions	2,757,007	-	2,757,007
Closing balance - (December 31, 2017)	7,537,577	1	7,537,578
Deferred exploration costs:
Opening balance - (December 31, 2016)	31,204,785	-	31,204,785
Costs incurred during the period
Drilling and related costs	1,053,771	-	1,053,771
Professional/technical fees	112,191	-	112,191
Claim maintenance/lease costs	160,251	-	160,251
Geochemical, metallurgy	746,103	-	746,103
Technical studies	1,698,055	-	1,698,055
Travel and accommodation	390,927	-	390,927
Geology, geophysics and exploration	795,731	-	795,731
Supplies and misc.	118,015	-	118,015
Water exploration	7,981	-	7,981
Environmental	534,081	-	534,081
Value-added tax (Note 4)	444,729	-	444,729
Total deferred exploration costs during the period	6,061,835	-	6,061,835
Closing balance - (December 31, 2017)	37,266,620	-	37,266,620
Total exploration and evaluation assets	44,804,197	1	44,804,198